Document and Entity Information	Aug. 15, 2020
Cover [Abstract]
Entity Registrant Name	Franklin Financial Network Inc.
Amendment Flag	false
Entity Central Index Key	0001407067
Document Type	8-K
Document Period End Date	Aug. 15, 2020
Entity Incorporation State Country Code	TN
Entity File Number	001-36895
Entity Tax Identification Number	20-8839445
Entity Address, Address Line One	722 Columbia Avenue
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37064
City Area Code	615
Local Phone Number	236-2265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value per share
Trading Symbol	FSB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false